INCOME TAXES (Details 2)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Income Tax Disclosure [Abstract]
Income at US statutory rate			21.00%		21.00%	21.00%
State taxes, net of Federal benefit					6.58%	9.24%
Permanent differences					(13.60%)	(5.44%)
Foreign rate differential					(0.75%)	0.34%
Valuation allowance					(12.30%)	(24.34%)
Other					(3.32%)	(0.79%)
Effective Income Tax Rate Reconciliation, Percent, Total	8.20%	0.00%	9.40%	0.00%	(2.39%)	0.00%